Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2016	2015
		(Restated)
Raw materials	$2,251	$2,450
Work in progress	1,387	3,636
Finished goods	10,464	12,569
Total inventories	$14,102	$18,655